Common and Preferred Shares - Other equity instruments (Parenthetical) (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Oct. 07, 2021 Per_Series	Jun. 15, 2021 Per_Series	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Per Share Amount Of Other Equity Instruments On The Basis Of Which Distribution Is Made | (per share)			$ 1,000	$ 1,000
Series One Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount			$ 1,250
Price per note | Per_Series		1,000
Series Two Additional Tier One Capital Instruments [Member]
Disclosure of classes of share capital [line items]
Other Equity Instruments Notional Amount				$ 600
Price per note | Per_Series	1,000
Limited Recourse Capital Notes One [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued			$ 1,250
Borrowings, interest rate			3.70%	3.70%
Other Equity Instruments Notional Amount			$ 1,250
Limited Recourse Capital Notes Two [Member]
Disclosure of classes of share capital [line items]
Notes and debentures issued				$ 600
Borrowings, interest rate			3.625%	3.625%
Other Equity Instruments Notional Amount				$ 600
Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Number of business days restricted on non payment of cash in interest		5 days